SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST


EFFECTIVE JULY 1, 2008, FOR THE JACKSON PERSPECTIVE ASIAN PACIFIC REAL ESTATE FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Thue Isen (Investment Director) joined PAM Singapore in March 2008 and specializes in Asian equities. Before joining PAM Singapore, Mr. Isen was the Chief Portfolio Manager/Team Head at BI Asset Management Fondsmaeglerselskab A/S and BI Management A/S, both part of the BankInvest Group, which he joined from 1996 to 2008. He graduated with a degree in Bachelor of Science in Economics and Business Administration from the Copenhagen Business School, Denmark in 1996. Mr. Isen also obtained a Master of Science in Economics and Business Administration from the Copenhagen Business School, Denmark in 2001. Mr. Isen took over the portfolio management of the Fund in July 2008.






This Supplement is dated June 30, 2008.


(To be used with VC6045 01/08.)

                         SUPPLEMENT DATED JUNE 30, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST

EFFECTIVE JULY 1, 2008, ON PAGE 59, IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE DELETE THE TABLE RELATING TO CHOW WING KIN IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLE:

Jackson Perspective Asian Pacific Real Estate Fund
                                                                       Number Of                     Total
Thue Isen*                                                              ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

* Thue Isen joined PAM Singapore only in March 2008. As such, he was not managing other accounts within PAM
Singapore as of October 31, 2007.


EFFECTIVE JULY 1, 2008, ON PAGE 59, IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE DELETE "LOW GUAN" AND REPLACE WITH "LOW GUAN YI".


EFFECTIVE JULY 1, 2008, ON PAGE 61, IN THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JACKSON PERSPECTIVE ASIAN PACIFIC REAL ESTATE FUND", PLEASE DELETE THE TABLE RELATING TO CHOW WING KIN IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TABLE:

----------------------------------- --------------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                             Thue Isen
----------------------------------- --------------------------------
----------------------------------- --------------------------------
None                                               X
----------------------------------- --------------------------------
----------------------------------- --------------------------------
$1-$10,000
----------------------------------- --------------------------------
----------------------------------- --------------------------------
$10,001-$50,000
----------------------------------- --------------------------------
----------------------------------- --------------------------------
$50,001-$100,000
----------------------------------- --------------------------------
----------------------------------- --------------------------------
$100,001-$500,000
----------------------------------- --------------------------------
----------------------------------- --------------------------------
$500,001-$1,000,000
----------------------------------- --------------------------------
----------------------------------- --------------------------------
Over $1,000,000
----------------------------------- --------------------------------


EFFECTIVE JULY 1, 2008, ON PAGE 62, IN THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JACKSON PERSPECTIVE ASIA PACIFIC EX-JAPAN BOND FUND", PLEASE DELETE "LOW GUAN" AND REPLACE WITH "LOW GUAN YI".


EFFECTIVE JULY 1, 2008, ON PAGES 63 AND 64, IN THE SECTION ENTITLED "SUB-ADVISORY FEES," PLEASE DELETE THE ROWS IN THE TABLE FOR JNL MONEY MARKET FUND AND THE JACKSON PERSPECTIVE MONEY MARKET FUND IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

------------------------------------------------------------ ------------------------------------------ -------------
                            FUND                                               ASSETS                        FEES
------------------------------------------------------------ ------------------------------------------ -------------
------------------------------------------------------------ ------------------------------------------ -------------
JNL Money Market Fund                                        $0 to $750 million......................     0.05%(1)
                                                             $750 million to $1 billion..............     0.04%(1)
                                                             Over $1 billion.........................     0.025%(1)
------------------------------------------------------------ ------------------------------------------ -------------
------------------------------------------------------------ ------------------------------------------ -------------
Jackson Perspective Money Market Fund                        $0 to $750 million......................     0.05%(1)
                                                             $750 million to $1 billion..............     0.04%(1)
                                                             Over $1 billion.........................     0.025%(1)
------------------------------------------------------------ ------------------------------------------ -------------






This Supplement is dated June 30, 2008.

(To be used with V6043 01/08.)
                                                                   FMM1533 06/08